FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892
                                  ------------

                           TEMPLETON GROWTH FUND, INC.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Growth Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Statement of Investments .................................................   3
Notes to Statement of Investments ........................................   8

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                      INDUSTRY                   SHARES/RIGHTS           VALUE
                                                      ----------------------------------------   -------------      ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 97.4%
       FINLAND 1.2%
       Stora Enso OYJ, R ..........................           Paper & Forest Products               11,800,820      $   143,338,699
       UPM-Kymmene OYJ ............................           Paper & Forest Products               12,784,220          248,533,244
                                                                                                                    ---------------
                                                                                                                        391,871,943
                                                                                                                    ---------------
       FRANCE 7.5%
       Accor SA ...................................        Hotels, Restaurants & Leisure             1,630,328          124,369,600
       France Telecom SA ..........................    Diversified Telecommunication Services       13,767,620          417,642,863
       Peugeot SA .................................                 Automobiles                      3,073,248          191,186,771
       Sanofi-Aventis .............................               Pharmaceuticals                    7,000,000          521,584,228
       Total SA, B ................................         Oil, Gas & Consumable Fuels              7,552,490          658,833,749
       Vivendi SA .................................                    Media                        12,000,000          504,180,979
                                                                                                                    ---------------
                                                                                                                      2,417,798,190
                                                                                                                    ---------------
       GERMANY 6.4%
       Bayerische Motoren Werke AG ................                 Automobiles                      5,908,830          348,381,848
       Deutsche Post AG ...........................           Air Freight & Logistics               11,870,380          376,981,987
   (a) Infineon Technologies AG ...................   Semiconductors & Semiconductor Equipment      19,668,050          177,414,674
       Muenchener Rueckversicherungs-
          Gesellschaft AG .........................                  Insurance                         688,370          129,112,854
   (a) SAP AG .....................................                   Software                       4,151,770          229,418,657
       Siemens AG .................................           Industrial Conglomerates               6,883,810          781,541,374
                                                                                                                    ---------------
                                                                                                                      2,042,851,394
                                                                                                                    ---------------
       HONG KONG 1.0%
       Cheung Kong (Holdings) Ltd. ................     Real Estate Management & Development        13,767,800          211,521,901
       Swire Pacific Ltd., A ......................     Real Estate Management & Development         9,037,000          103,116,892
                                                                                                                    ---------------
                                                                                                                        314,638,793
                                                                                                                    ---------------
       INDIA 0.2%
       ICICI Bank Ltd., ADR .......................               Commercial Banks                   1,460,130           55,090,705
                                                                                                                    ---------------
       IRELAND 0.3%
       CRH PLC ....................................            Construction Materials                2,203,500           80,945,589
                                                                                                                    ---------------
       ITALY 4.4%
       Eni SpA ....................................         Oil, Gas & Consumable Fuels             10,132,262          412,549,716
       Intesa Sanpaolo SpA ........................               Commercial Banks                  68,115,200          446,520,964
       Mediaset SpA ...............................                    Media                        13,355,986          108,844,749
       UniCredit SpA ..............................               Commercial Banks                  65,000,000          454,152,471
                                                                                                                    ---------------
                                                                                                                      1,422,067,900
                                                                                                                    ---------------
       JAPAN 4.8%
       FUJIFILM Holdings Corp. ....................      Electronic Equipment & Instruments          7,867,100          289,481,227
       Konica Minolta Holdings Ltd. ...............              Office Electronics                 19,667,500          366,882,948
       Mitsubishi UFJ Financial Group Inc. ........               Commercial Banks                  16,137,675          164,980,925
       NGK Spark Plug Co. Ltd. ....................               Auto Components                    5,079,000           63,195,486
       NOK Corp. ..................................               Auto Components                    6,000,100          106,521,762
       Shinsei Bank Ltd. ..........................               Commercial Banks                  39,879,000          157,330,020
       Sumitomo Mitsui Financial Group Inc. .......               Commercial Banks                      21,775          187,300,726
       Toyota Motor Corp. .........................                 Automobiles                      4,254,200          216,653,744
                                                                                                                    ---------------
                                                                                                                      1,552,346,838
                                                                                                                    ---------------


                     Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

                                                                      INDUSTRY                   SHARES/RIGHTS           VALUE
                                                      ----------------------------------------   -------------      ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       NETHERLANDS 4.2%
       ING Groep NV ...............................        Diversified Financial Services           13,150,190      $   501,888,015
       Koninklijke Philips Electronics NV .........           Industrial Conglomerates              11,800,820          452,957,631
       Randstad Holding NV ........................        Commercial Services & Supplies            1,801,390           78,501,168
       Reed Elsevier NV ...........................                    Media                        15,106,329          281,694,496
       SBM Offshore NV ............................         Energy Equipment & Services                600,600           23,837,804
                                                                                                                    ---------------
                                                                                                                      1,338,879,114
                                                                                                                    ---------------
       NORWAY 0.1%
       Aker Kvaerner ASA ..........................         Energy Equipment & Services              1,433,785           40,447,652
                                                                                                                    ---------------
       RUSSIA 0.7%
       Gazprom, ADR ...............................         Oil, Gas & Consumable Fuels              3,650,000          220,642,500
                                                                                                                    ---------------
       SINGAPORE 1.4%
   (a) Flextronics International Ltd. .............      Electronic Equipment & Instruments          7,663,690           82,078,120
       Singapore Telecommunications Ltd. ..........    Diversified Telecommunication Services      131,816,000          369,007,318
                                                                                                                    ---------------
                                                                                                                        451,085,438
                                                                                                                    ---------------
       SOUTH KOREA 4.4%
       Hyundai Motor Co. Ltd. .....................                 Automobiles                      3,000,000          245,076,586
       Kookmin Bank ...............................               Commercial Banks                   4,621,992          287,231,013
       KT Corp., ADR ..............................    Diversified Telecommunication Services       12,922,490          292,177,499
       Samsung Electronics Co. Ltd. ...............   Semiconductors & Semiconductor Equipment         796,479          573,976,114
                                                                                                                    ---------------
                                                                                                                      1,398,461,212
                                                                                                                    ---------------
       SPAIN 0.7%
       Telefonica SA ..............................    Diversified Telecommunication Services        8,108,815          232,677,293
                                                                                                                    ---------------
       SWEDEN 1.2%
       Telefonaktiebolaget LM Ericsson, B .........           Communications Equipment              82,381,900          223,977,978
       Svenska Cellulosa AB, B ....................           Paper & Forest Products               10,292,707          165,037,907
                                                                                                                    ---------------
                                                                                                                        389,015,885
                                                                                                                    ---------------
       SWITZERLAND 3.8%
       Adecco SA ..................................        Commercial Services & Supplies            2,672,390          152,425,967
       Nestle SA ..................................                Food Products                       983,400          483,538,809
       Novartis AG ................................               Pharmaceuticals                    7,867,210          413,249,302
   (a) UBS AG .....................................               Capital Markets                    6,672,870          160,691,775
   (a) UBS AG, rts., 6/12/08 ......................               Capital Markets                    6,672,870            8,898,867
                                                                                                                    ---------------
                                                                                                                      1,218,804,720
                                                                                                                    ---------------
       TAIWAN 0.4%
       Taiwan Semiconductor Manufacturing
          Co. Ltd. ................................   Semiconductors & Semiconductor Equipment      62,330,000          134,446,297
                                                                                                                    ---------------
       TURKEY 0.1%
       Turkcell Iletisim Hizmetleri AS, ADR .......     Wireless Telecommunication Services          2,201,400           42,729,174
                                                                                                                    ---------------
       UNITED KINGDOM 15.4%
       Aviva PLC ..................................                  Insurance                      40,000,000          499,633,398
       BAE Systems PLC ............................             Aerospace & Defense                  6,949,014           62,397,527
       BP PLC .....................................         Oil, Gas & Consumable Fuels             49,232,798          593,013,358
       Compass Group PLC ..........................        Hotels, Restaurants & Leisure            47,844,924          355,445,905
       GlaxoSmithKline PLC ........................               Pharmaceuticals                   21,052,580          464,410,388


                     4 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

                                                                      INDUSTRY                   SHARES/RIGHTS           VALUE
                                                      ----------------------------------------   -------------      ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       UNITED KINGDOM (CONTINUED)
       HSBC Holdings PLC ..........................               Commercial Banks                  31,999,897      $   540,015,176
       Kingfisher PLC .............................               Specialty Retail                  61,440,000          166,998,164
       Old Mutual PLC .............................                  Insurance                      80,000,000          185,430,952
       Pearson PLC ................................                    Media                        16,742,020          226,368,968
   (a) Rolls-Royce Group PLC ......................             Aerospace & Defense                  8,271,160           69,271,791
   (a) Rolls-Royce Group PLC, B ...................             Aerospace & Defense              1,409,804,928            2,792,965
       Royal Bank of Scotland Group PLC ...........               Commercial Banks                  49,560,000          224,348,867
   (a) Royal Bank of Scotland Group PLC,
          rts., 6/06/08 ...........................               Commercial Banks                  30,286,666           16,800,255
       Royal Dutch Shell PLC, B ...................         Oil, Gas & Consumable Fuels             14,712,040          613,815,205
   (b) Standard Life PLC, 144A ....................                  Insurance                      26,586,490          132,202,937
       Vodafone Group PLC .........................     Wireless Telecommunication Services        199,750,469          642,064,846
       Wolseley PLC ...............................       Trading Companies & Distributors           9,249,390          100,781,811
       Yell Group PLC .............................                    Media                        24,918,200           62,323,873
                                                                                                                    ---------------
                                                                                                                      4,958,116,386
                                                                                                                    ---------------
       UNITED STATES 39.2%
       Abbott Laboratories ........................               Pharmaceuticals                      327,500           18,454,625
       Accenture Ltd., A ..........................                 IT Services                     17,691,450          722,164,989
       American International Group Inc. ..........                  Insurance                      11,000,000          396,000,000
   (a) Amgen Inc. .................................                Biotechnology                    11,000,000          484,330,000
       Bank of America Corp. ......................        Diversified Financial Services              864,150           29,389,741
   (a) Boston Scientific Corp. ....................       Health Care Equipment & Supplies          32,452,280          431,290,801
(a, c) Chico's FAS Inc. ...........................               Specialty Retail                  13,767,620          104,771,588
   (a) Cisco Systems Inc. .........................           Communications Equipment               5,076,200          135,636,064
       Comcast Corp., A ...........................                    Media                        21,480,140          478,792,321
       Covidien Ltd. ..............................       Health Care Equipment & Supplies           6,392,110          320,180,790
       Eastman Kodak Co. ..........................         Leisure Equipment & Products             7,149,330          109,527,736
       El Paso Corp. ..............................         Oil, Gas & Consumable Fuels             25,700,610          502,446,925
       Electronic Data Systems Corp. ..............                 IT Services                     11,488,800          281,360,712
   (a) Expedia Inc. ...............................          Internet & Catalog Retail               6,073,040          147,271,220
       FedEx Corp. ................................           Air Freight & Logistics                1,264,130          115,933,362
       General Electric Co. .......................           Industrial Conglomerates              22,000,000          675,840,000
       Harley-Davidson Inc. .......................                 Automobiles                      3,441,900          143,079,783
       International Paper Co. ....................           Paper & Forest Products                4,917,010          133,841,012
   (a) The Interpublic Group of Cos. Inc. .........                    Media                        14,795,970          147,515,821
       Merck & Co. Inc. ...........................               Pharmaceuticals                    6,883,810          268,193,238
       Microsoft Corp. ............................                   Software                      31,468,870          891,198,398
       News Corp., A ..............................                    Media                        40,000,000          718,000,000
   (a) Oracle Corp. ...............................                   Software                      39,336,100          898,436,524
       Pentair Inc. ...............................                  Machinery                       2,723,800          101,951,834
       Pfizer Inc. ................................               Pharmaceuticals                   34,000,000          658,240,000
       Pitney Bowes Inc. ..........................        Commercial Services & Supplies            3,124,070          113,434,982
       Progressive Corp. ..........................                  Insurance                       9,756,200          195,709,372
       Raytheon Co. ...............................             Aerospace & Defense                  1,966,800          125,599,848
       Seagate Technology .........................           Computers & Peripherals               20,160,880          431,846,050
       Sprint Nextel Corp. ........................     Wireless Telecommunication Services         33,000,000          308,880,000
       Time Warner Inc. ...........................                    Media                        34,419,090          546,575,149


                     Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

                                                                      INDUSTRY                   SHARES/RIGHTS           VALUE
                                                      ----------------------------------------   -------------      ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       UNITED STATES (CONTINUED)
       Torchmark Corp. ............................                  Insurance                       2,770,230      $   175,660,284
       Tyco Electronics Ltd. ......................      Electronic Equipment & Instruments          9,000,000          361,080,000
       Tyco International Ltd. ....................           Industrial Conglomerates               6,500,000          293,735,000
       United Parcel Service Inc., B ..............           Air Freight & Logistics                7,000,000          497,140,000
   (a) USG Corp. ..................................              Building Products                   2,259,634           76,940,538
   (a) Viacom Inc., B .............................                    Media                        14,751,030          528,381,895
       Willis Group Holdings Ltd. .................                  Insurance                         236,093            8,459,212
                                                                                                                    ---------------
                                                                                                                     12,577,289,814
                                                                                                                    ---------------
       TOTAL COMMON STOCKS AND RIGHTS
       (COST $28,490,077,975) .....................                                                                  31,280,206,837
                                                                                                                    ---------------

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(d)             VALUE
                                                                                                 -------------      ---------------
SHORT TERM INVESTMENTS 2.4%
       TIME DEPOSITS 0.6%
       UNITED KINGDOM 0.6%
       Royal Bank of Scotland Group PLC,
          4.05%, 6/02/08 ..........................                                                 50,000,000 EUR       77,762,505
       Royal Bank of Scotland PLC,
          4.00%, 6/02/08 ..........................                                                 62,785,000 EUR       97,646,378
                                                                                                                    ---------------
       TOTAL TIME DEPOSITS
       (COST $174,828,020)                                                                                              175,408,883
                                                                                                                    ---------------
       U.S. GOVERNMENT AND AGENCY
          SECURITIES 1.8%
   (e) FHLB, 6/02/08 - 3/03/09 ....................                                                116,585,000          115,498,670
       FHLB, 4.625%, 11/21/08 .....................                                                 40,000,000           40,399,400
       FHLB, 2.25%, 1/07/09- 1/09/09 ..............                                                130,000,000          129,764,890
       FHLB, 2.30%, 1/15/09 .......................                                                 50,000,000           49,918,900
       FHLB, 2.56%, 3/13/09 .......................                                                 75,000,000           74,980,275
   (e) FHLMC, 9/25/08 - 1/06/09 ...................                                                 96,995,000           95,808,095
       FHLMC, 2.30%, 3/19/09 ......................                                                 59,900,000           59,735,095
   (e) FNMA, 12/15/08 .............................                                                 20,000,000           19,755,540
                                                                                                                    ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY
          SECURITIES (COST $586,666,161) ..........                                                                     585,860,865
                                                                                                                    ---------------
       TOTAL SHORT TERM INVESTMENTS
          (COST $761,494,181) .....................                                                                     761,269,748
                                                                                                                    ---------------
       TOTAL INVESTMENTS
          (COST $29,251,572,156) 99.8% ............                                                                  32,041,476,585
       OTHER ASSETS, LESS LIABILITIES 0.2% ........                                                                      58,251,111
                                                                                                                    ---------------
       NET ASSETS 100.0% ..........................                                                                 $32,099,727,696
                                                                                                                    ===============


                     6 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

CURRENCY ABBREVIATION

EUR   - Euro

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association

(a)  Non-income producing for the twelve months ended May 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2008, the value of this security was $132,202,937, representing 0.04% of net assets.

(c)  See Note 4 regarding holdings of 5% voting securities.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 7

Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured


                     8 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

2. SECURITY VALUATION (CONTINUED)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $29,269,140,530
                                                ---------------
Unrealized appreciation .....................   $ 5,447,895,582
Unrealized depreciation .....................    (2,675,559,527)
                                                ---------------
Net unrealized appreciation (depreciation) ..   $ 2,772,336,055
                                                ===============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2008, were as shown below.

                                  NUMBER OF                           NUMBER OF
                                 SHARES HELD                         SHARES HELD                                  REALIZED
                                AT BEGINNING    GROSS       GROSS      AT END     VALUE AT END     INVESTMENT     CAPITAL
        NAME OF ISSUER             OF YEAR    ADDITIONS  REDUCTIONS   OF PERIOD     OF PERIOD        INCOME     GAIN (LOSS)
        --------------          ------------  ---------  ----------  -----------  ------------     -----------  -------------
NON-CONTROLLED AFFILIATES
Chico's FAS, Inc. ............   13,897,527    102,473      232,380   13,767,620  $104,771,588     $        --  $  (3,788,899)
Eastman Kodak Co. ............   17,000,000         --    9,850,670    7,149,330            --(a)    6,037,333   (105,340,597)
The Interpublic Group
   of Cos. Inc. ..............   33,000,000         --   18,204,030   14,795,970            --(a)           --    (53,678,953)
Seagate Technology ...........   33,000,000         --   12,839,120   20,160,880            --(a)    8,531,866     (8,959,380)
Tenet Healthcare Corp. .......   35,000,000         --   35,000,000           --            --(a)           --   (194,896,563)
                                                                                  ------------     -----------  -------------
   TOTAL AFFILIATED SECURITIES
      (0.33% of Net Assets) ..                                                    $104,771,588     $14,569,199  $(366,664,392)
                                                                                  ============     ===========  =============

(a)  As of May 31, 2008, no longer an affiliate.

5. NEW ACCOUNTING PROUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                     Quarterly Statement of Investments | 9

Templeton Growth Fund, Inc.

5. NEW ACCOUNTING PROUNCEMENTS (CONTINUED)

In March 2008 FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     10 | Quarterly Statement of Investments



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By  /s/GALEN G. VETTER
  --------------------------------
   Galen G. Vetter
   Chief Executive Officer -
   Finance and Administration

Date  July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  --------------------------------
   Galen G. Vetter
   Chief Executive Officer -
   Finance and Administration

Date  July 25, 2008

By  /s/LAURA F. FERGERSON
  --------------------------------
   Laura F. Fergerson
   Chief Financial Officer and
   Chief Accounting Officer

Date  July 25, 2008